Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Commitment And Contingencies [Line Items]
Operating lease rent expense		$ 1,100,000	$ 334,000
October 2017 Lease Amendment [Member]
Commitment And Contingencies [Line Items]
Operating lease extended additional term	84 months
Lessor, operating lease, term of contract	4 months
Tenant improvement allowance	$ 74,000
Lessor leasing arrangements operating leases extended lease	15 years
Security	$ 96,000
San Diego, California [Member]
Commitment And Contingencies [Line Items]
Operating lease expiration period year and month		2018-02
Cystic Fibrosis Foundation Therapeutics Grants [Member]
Commitment And Contingencies [Line Items]
Grants received		$ 500,000